Supplemental Cash Flow Information	12 Months Ended
Sep. 28, 2013
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOWS INFORMATION
The following table summarizes cash payments for interest and income taxes:

			in millions
	2013	2012	2011
Interest, net of amounts capitalized	$114	$274	$174
Income taxes, net of refunds	310	187	311